ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Balance Sheet
Cash and cash equivalents	$ 1,523,879	$ 1,771,260
Other current assets	19,154	12,275
Total current assets	3,843,118	4,126,920
Property and equipment, net	500,710	472,366
Total assets	5,936,289	5,503,067
Deferred revenue, current	832,839	624,272
Other current liabilities	97	93
Total current liabilities	1,767,186	1,441,345
Total liabilities	2,162,603	1,736,669
Income And Cash Flow Statement
Total net revenues	3,008,908	2,250,233	$ 1,490,440
Net (loss) / income	530,138	84,260	(4,138)
Net cash provided by operating activities	601,467	397,923	306,172
Net cash used in investing activities	(175,746)	(847,028)	95,068
Net cash used in financing activities	(643,512)	(13,167)	(233,095)
VIE's
Balance Sheet
Cash and cash equivalents	390,414	513,971
Other current assets	450,203	343,250
Total current assets	840,617	857,221
Property and equipment, net	429,783	404,331
Other non-current assets	885,128	596,552
Total assets	2,155,528	1,858,104
Deferred revenue, current	686,406	531,655
Other current liabilities	705,322	629,886
Total current liabilities	1,391,728	1,161,541
Total non-current liabilities	273,756	193,381
Total liabilities	1,665,484	1,354,922
Income And Cash Flow Statement
Total net revenues	2,365,642	1,834,109	1,230,855
Net (loss) / income	766,977	395,184	257,674
VIEs and VIEs' subsidiaries, excluding inter-company transactions
Income And Cash Flow Statement
Net cash provided by operating activities	878,363	662,600	480,165
Net cash used in investing activities	$ (135,107)	(87,476)	$ (137,073)
Net cash used in financing activities		$ (273)